UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1 – Schedule of Investments.

CLOUGH GLOBAL OPPORTUNITIES FUND

QUARTERLY STATEMENT OF INVESTMENTS

December 31, 2006  (UNAUDITED)

	Shares	Value
COMMON STOCKS 100.45%
Consumer/Retail 5.06%
ASKUL Corp.	124,000	2,412,168
Avis Budget Group, Inc.	256,700	5,567,823
Cia Brasileira de Distribuicao Grupo Pao de Acucar	49,600	1,694,832
Daimaru, Inc.	644,400	8,734,231
DSW, Inc. (a)	85,030	3,279,607
Honeys Co. Ltd.	137,400	5,103,214
Isetan Co. Ltd.	129,000	2,330,574
Melco PBL Entertainment Macau Ltd. - ADR	4,900	104,174
Point, Inc.	133,600	8,779,060
Staples, Inc.	297,900	7,953,930
Takashimaya Co. Ltd.	171,000	2,416,890
Yamada Denki Co. Ltd.	26,700	2,266,039
		50,642,542

Energy 16.37%
Coal 0.02%
Evergreen Energy, Inc. (a)	18,000	178,020

Exploration & Production 7.31%
Anadarko Petroleum Corp.	206,200	8,973,824
Cairn Energy PLC (a)	155,400	5,473,824
Canadian Natural Resources Ltd.	93,700	4,987,651
Carrizo Oil & Gas, Inc. (a)	20,000	580,400
Chesapeake Energy Corp.	152,400	4,427,220
Chevron Corp. (a)	25,000	1,838,250
Cnooc Ltd.	8,000	760,165
ConocoPhillips	28,000	2,014,600
Devon Energy Corp.	109,900	7,372,092
EOG Resources, Inc.	60,000	3,747,000
Hess Corp.	169,300	8,392,201
Newfield Exploration Co. (a)	40,000	1,838,000
Parallel Petro Corp. (a)	280,900	4,935,413
Southwestern Energy	151,500	5,310,075
Suncor Energy, Inc.	127,600	10,068,916
Talisman Energy, Inc.	53,200	903,280
Ultra Petroleum Corp. (a)	32,500	1,551,875
		73,174,786

Oil Services and Drillers 8.44%
Baker Hughes, Inc.	85,000	6,346,100
Cameron International Corp. (a)	35,000	1,856,750
Diamond Offshore Drilling, Inc.	90,000	7,194,600
Global SantaFe Corp.	132,200	7,770,716
Grant Prideco, Inc. (a)	45,000	1,789,650
Halliburton Company	302,300	9,386,415
Helix Energy Solutions Group, Inc. (a)	98,700	3,096,219
Helmerich & Payne, Inc.	180,000	4,404,600
National - Oilwell, Inc. (a)	82,700	5,059,586
Noble Corp.	101,600	7,736,840
Petroplus Holdings AG (a)	5,000	303,652
Rowan Companies, Inc.	20,000	664,000
Schlumberger Ltd.	74,900	4,730,684
Smith International, Inc.	107,600	4,419,132
Transocean, Inc. (a)	171,971	13,910,734
Weatherford International Ltd. (a)	137,200	5,733,588
		84,403,266

Refiners 0.60%
Valero Energy Corp.	117,000	5,985,720
TOTAL ENERGY		163,741,792

Finance 31.21%
Banks 23.93%
Banco Bilbao Vizcaya - Spon ADR	210,300	5,059,818
Banco Bradesco - Spon ADR	535,900	21,623,565
Banco Itau Holding Financeira - Spon ADR	448,600	16,167,544
Banco Santander Chile - Spon ADR	208,400	10,036,544
BanColombia - Spon ADR	157,800	4,915,470
Bangkok Bank PLC	806,500	2,502,539
Bank of Yokohama Ltd.	1,159,000	9,076,829
Barclays PLC - Spon ADR	52,300	3,040,722
Barclays PLC	698,500	9,983,847
Brookline Bancorp, Inc.	448,000	5,900,160
Chiba Kogyo Bank Ltd. (a)	22,900	328,284
Citigroup, Inc.	379,800	21,154,860
Credit Suisse Group	40,100	2,800,985
DBS Group Holdings Ltd.	203,000	2,991,230
E*Trade Financial Corp. (a)	63,600	1,425,912
Hana Financial Group, Inc.	159,900	8,407,645
Hokkoku Bank Ltd.	126,800	503,982
HSBC Holdings PLC	270,600	4,932,716
Joyo Bank Ltd.	897,900	4,957,105
JPMorgan Chase & Co.	12,400	598,920
Kasikornbank PLC	984,800	1,708,468
KBW, Inc. (a)	26,400	775,896
Kookmin Bank (a)	115,800	9,338,112
Mizuho Financial Group, Inc.	935	6,678,291
Morgan Stanley	58,500	4,763,655
NewAlliance Bancshares, Inc.	101,600	1,666,240
Nikko Cordial Corp.	827,000	9,485,778
Nomura Holdings, Inc. - ADR	60,000	1,136,400
Nomura Holdings, Inc.	802,700	15,142,738
People’s Bank	30,000	1,338,600
Shizuoka Bank Ltd.	665,000	6,599,428
Siam Commercial Bank PLC	1,377,700	2,254,065
Sovereign Bancorp, Inc.	168,400	4,275,676
Sumitomo Mitsui Financial Group, Inc.	327	3,352,296
UBS AG - Registered	79,000	4,800,944
UBS AG	348,900	21,049,137
Unibanco - Uniao de Bancos Brasileiros - Spon ADR	93,200	8,663,872
		239,438,273

Non-Bank 7.28%
Apollo Investment Corp.	450,700	10,095,680
Ares Capital Corp.	168,400	3,218,124
Crystal River Capital, Inc.	137,200	3,502,716
Daiwa Securities Group, Inc.	1,235,300	13,857,615
Fannie Mae	205,000	12,174,950
Freddie Mac	88,000	5,975,200
Kohlberg Capital Corp. (a)	48,000	830,400
Legg Mason, Inc.	35,900	3,412,295
Mitsubishi UFJ Financial Group, Inc.	498	6,151,506
Mitsubishi UFJ Securities Co.	568,000	6,309,785
Monex Beans Holdings, Inc.	2,330	1,811,059
NIS GROUP Co. Ltd.	8,599,900	3,902,312
SBI E*Trade Securities	1,665	1,580,984
		72,822,626
TOTAL FINANCE		312,260,899

Healthcare 3.35%
BioSphere Medical, Inc. (a)	59,500	397,460
Boston Scientific Corp. (a)	184,800	3,174,864
Genentech, Inc. (a)	10,000	811,300
Sepracor, Inc. (a)	175,000	10,776,500
UnitedHealth Group, Inc.	268,700	14,437,251
WellPoint, Inc. (a)	49,400	3,887,286
		33,484,661

Industrial 9.87%
Agrium, Inc.	129,100	4,065,359
Altra Holdings, Inc. (a)	12,200	171,410
American Science & Engineering, Inc. (a)	166,312	9,897,227
Boeing Co.	69,700	6,192,148
Caterpillar, Inc.	199,700	12,247,601
Chicago Bridge & Iron Company	253,500	6,930,690
Color Kinetics, Inc. (a)	132,300	2,824,605
Empresa Brasileira de Aeronautica - Spon ADR	52,653	2,180,361
General Electric Co.	285,300	10,616,013
Ingersoll-Rand Co. Ltd.	95,600	3,740,828
Insituform Technologies - Class A (a)	145,900	3,772,974
Kokuyo Company Ltd.	276,000	4,362,472
Mueller Water Products, Inc. (a)	86,092	1,282,771
Owens-Illinois, Inc. (a)	311,100	5,739,795
Smurfit-Stone Container Corp. (a)	793,500	8,379,360
Trina Solar Ltd. - ADR (a)	3,700	69,930
Tyco International Ltd.	409,000	12,433,600
WCI Communities, Inc. (a)	186,900	3,584,742
Willbros Group, Inc. (a)	15,500	292,950
		98,784,836

Insurance 5.78%
ACE Ltd.	30,000	1,817,100
Allstate Corp.	110,000	7,162,100
American International Group	53,000	3,797,980
Aspen Insurance Hldg.	26,900	709,084
Chubb Corp.	70,800	3,746,028
Endurance Specialty Holdings Ltd.	10,000	365,800
Everest Re Group Ltd.	64,400	6,318,284
Hartford Financial Services Group, Inc.	40,000	3,732,400
Montpelier Re Holdings Ltd.	1,067,300	19,862,453
Platinum Underwriters Holdings	248,769	7,696,913
RAM Holdings Ltd. (a)	34,000	485,860
XL Capital Ltd.	30,000	2,160,600
		57,854,602

Metals & Mining 1.30%
Alcoa, Inc.	144,900	4,348,449
Cameco Corp.	60,000	2,427,000
Coeur d’Alene Mines Corp. (a)	217,600	1,077,120
Freeport-McMoRan Copper & Gold, Inc.	93,008	5,183,336
		13,035,905

Real Estate 5.61%
Aeon Mall Co. Ltd.	56,000	3,162,220
Beijing Capital Land Ltd. (b)	882,000	451,302
Cheung Kong Holdings Ltd.	1,445,900	17,798,867
Diamond City Co. Ltd.	33,800	1,519,516
Great Eagle Holdings Ltd.	529,000	1,523,418
Henderson Land Development Co. Ltd.	1,328,000	7,426,816
Hongkong Land Holdings Ltd.	632,000	2,515,360
Hysan Development Co. Ltd.	472,500	1,236,179
Mitsui Fudosan Co. Ltd.	224,000	5,468,005
Shanghai Jin Jiang International Hotels Group Co. Ltd. (a) (b)	43,900	21,052
Sistema-Hals - GDR (a) (b)	49,000	651,700
Sun Hung Kai Properties Ltd.	935,000	10,740,425
Urban Corp.	236,200	3,584,532
		56,099,392

Real Estate Investments Trusts (REITS) 0.76%
Champion REIT (a) (b)	893,000	431,672
Douglas Emmett, Inc.	24,300	646,137
Mills Corp.	325,000	6,500,000
Sunlight Real Estate Investment Trust (a)	102,153	29,681
		7,607,490

Technology & Communications 16.53%
Automatic Data Processing, Inc.	65,800	3,240,650
Avnet, Inc. (a)	453,800	11,585,514
Chartered Semiconductor Manufacturing Ltd. (a)	3,000,000	2,503,668
China Communications Construction Co. Ltd. (a) (b)	146,400	144,738
EMC Corp. (a)	975,800	12,880,560
Intel Corp.	880,400	17,828,100
International Rectifier Corp. (a)	287,600	11,081,228
Lenovo Group Ltd.	15,380,000	6,248,255
Marvell Technology Group Ltd. (a)	394,500	7,570,455
Motorola, Inc.	233,200	4,794,592
Nokia Corp - Spon ADR	203,200	4,129,024
Powerchip Semiconductor Corp. (b)	874,000	5,900,898
Qualcomm, Inc.	234,400	8,857,976
Radvision Ltd. (a)	323,600	6,497,888
Seagate Technology	329,200	8,723,800
Sprint Nextel Corp.	589,100	11,128,099
Symantec Corp. (a)	586,000	12,218,100
Time Warner, Inc.	411,600	8,964,648
Trident Microsystems, Inc. (a)	45,800	832,644
Western Digital Corp. (a)	396,500	8,112,390
Yahoo!, Inc. (a)	476,200	12,162,148
		165,405,375

Transportation 0.80%
Allegiant Travel Co. (a)	2,400	67,344
Gol - Linhas Aereas - ADR	134,800	3,864,716
Republic Airways Holdings, Inc. (a)	31,700	531,926
Singapore Airlines Ltd.	308,000	3,514,262
		7,978,248

Utilities 3.81%
British Energy Group PLC (a)	75,000	797,388
China Coal Energy Co. (a) (b)	488,000	316,830
China Power International Development Ltd.	2,750,000	1,509,649
China Resources Power Holdings Co.	1,652,000	2,493,409
Datang International Power Generation Co. Ltd.	4,914,700	5,117,965
Huadian Power International Co.	6,624,900	2,606,250
Huaneng Power International, Inc	7,795,000	6,964,922
ITC Holdings Corp.	400	15,960
Mirant Corp. (a)	25,200	795,564
PNOC Energy Development Corp. (a) (b)	4,566,000	451,480
Reliant Energy, Inc. (a)	350,000	4,973,500
Sinopec Shanghai Petrochemical Co. Ltd.	6,400,000	3,159,559
Sinotrans Ltd.	8,112,000	2,930,553
Williams Cos., Inc.	161,300	4,213,156
Zhejiang Southeast	3,102,500	1,715,683
		38,061,868

TOTAL COMMON STOCKS (Cost $976,190,837)		1,004,957,610

EXCHANGE TRADED FUNDS 2.18%
iShares 2.18%
MSCI Brazil	97,800	4,571,172
MSCI South Korea	130,000	6,422,000
MSCI Taiwan	575,200	8,346,152
S&P/TOPIX 150 Index Fund	20,000	2,503,600
TOTAL EXCHANGE TRADED FUNDS		21,842,924

TOTAL EXCHANGE TRADED FUNDS (Cost $21,018,177)		21,842,924

Due Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 3.58%
Citigroup, Inc.
08/25/2036	6.125%	6,000,000	6,269,562
Consolidated Edison Co. of New York
06/15/2036 *	6.20%	8,000,000	8,321,552
Merrill Lynch
06/13/2008 (b) (c)	15.22%	5,000,000	5,316,500
06/14/2008 (b) (c)	15.22%	15,000,000	15,949,500

TOTAL CORPORATE BONDS (Cost $34,013,124)			35,857,114

ASSET/MORTGAGE BACKED SECURITIES 7.19%
Fannie Mae Pool
06/01/2036	5.50%	24,758,157	24,474,478
FNR
Series 2003-130, Class HZ, maturity date 1/25/2034	6.00%	7,668,984	7,633,568
FHR
Series 3211, Class LZ, maturity date 9/15/2036	6.00%	8,120,601	8,023,308
Federal Home Loan Mortgage Corporation (FHLMC) Gold
04/01/2036	6.00%	4,702,489	4,738,736
06/01/2036	6.00%	18,812,876	18,957,886
FHR
Series 3004, Class ZU, maturity date 7/15/2035	5.75%	6,041,017	5,841,355
Federal Home Loan Mortgage Corporation (FHLMC)
03/15/2036	6.00%	2,248,708	2,231,633

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $71,118,589)			71,900,964

GOVERNMENT & AGENCY OBLIGATIONS 21.72%
Federal Home Loan Bank (FHLB)
11/21/2017 ^	7.50%	25,000,000	25,031,250
12/27/2021 (c) ^	7.50%	5,250,000	5,223,750
01/18/2022 (c) ^	7.95%	20,000,000	20,025,000
Federal Home Loan Mortgage Corporation (FHLMC)
05/23/2016 *	6.125%	20,000,000	20,143,220
08/10/2016 ^	8.55%	20,000,000	20,175,000
08/25/2016 ^	6.00%	5,000,000	4,983,005
Federal National Mortgage Association (FNMA)
09/26/2036	6.55%	35,000,000	34,717,935
U.S. Treasury Bond
02/15/2023	7.125%	18,000,000	22,412,826
08/15/2023	6.25%	20,000,000	23,026,580
02/15/2025	7.625%	17,000,000	22,505,093
02/15/2036 *	4.50%	20,000,000	19,025,020

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $218,254,410)			217,268,679

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED CALL OPTIONS 2.91%
Anadarko Petroleum Corp.	January, 2008	$50.00	1,157	428,090
Caterpillar, Inc.	January, 2009	60.00	1,000	1,105,000
Chevron Corp.	January, 2008	65.00	3,000	3,690,000
Citigroup, Inc.	January, 2009	50.00	1,500	1,380,000
ConocoPhillips	January, 2008	65.00	2,000	2,480,000
	January, 2008	70.00	5,500	5,197,500
Hess Corp.	January, 2008	50.00	1,000	730,000
	January, 2008	46.63	5,500	4,977,500
Industrial Select Sector SPDR Fund	January, 2009	30.00	1,000	715,000
iShares Lehman 20+ Year Treasury Bond Fund	January, 2008	88.00	10,000	3,300,000
Phelps Dodge Corp.	January, 2008	82.50	500	1,980,000
	January, 2007	95.00	800	2,020,000
Schlumberger Ltd.	January, 2008	67.50	1,500	1,095,000

TOTAL PURCHASED CALL OPTIONS (Cost $27,708,079)				29,098,090

	Principal Amount	Value
SHORT TERM INVESTMENTS 12.53%
Money Market Instruments
JP Morgan Prime	21,388,605	21,388,605
Merrill Lynch Premier Institutional	84,000,000	84,000,000

TOTAL MONEY MARKET INSTRUMENTS (Cost $105,388,605)		105,388,605

Commercial Paper
Deutsche Bank Financial	20,000,000	19,956,500

TOTAL COMMERCIAL PAPER (Cost $19,956,500)		19,956,500
TOTAL SHORT TERM INVESTMENTS (Cost $125,345,105)		125,345,105

Total Investments - 150.56% (Cost $1,473,648,321)		1,506,270,486

Liabilities in Excess of Other Assets - (5.50)%		(54,993,094)

Liquidation Preference of Auction
Market Preferred Shares, Series F7, M7, W7, TH28 and T28 (including dividends payable on preferred shares) - (45.06)%		(450,823,187)
NET ASSETS - 100.00%		$1,000,454,205

SCHEDULE OF OPTIONS WRITTEN

	Expiration Date	Exercise Price	Number of Contracts	Value

COVERED CALL OPTIONS WRITTEN
Anadarko Petroleum Corp. (a)	January, 2008	$67.50	1,157	$(80,990)
Caterpillar, Inc. (a)	January, 2009	80.00	1,000	(430,000)
ConocoPhillips (a)	January, 2008	90.00	3,000	(750,000)
iShares Lehman 20+ Year Treasury Bond Fund (a)	January, 2008	93.00	10,000	(1,450,000)
Phelps Dodge Corp. (a)	January, 2007	100.00	800	(1,632,000)
Phelps Dodge Corp. (a)	January, 2008	115.00	500	(702,500)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $3,630,296)				$(5,045,490)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Amazon.com Corp. (a)	(186,700)	$(7,367,182)
American Eagle Outfitters	(237,900)	(7,424,859)
Arch Coal, Inc.	(57,700)	(1,732,731)
Bankunited Financial Corp.	(104,400)	(2,919,024)
Cheniere Energy, Inc. (a)	(99,500)	(2,872,565)
Comerica, Inc.	(52,800)	(3,098,304)
CONSOL Energy, Inc.	(11,400)	(366,282)
Countrywide Financial	(165,900)	(7,042,455)
Cummins, Inc.	(19,100)	(2,257,238)
Downey Financial Corp.	(64,600)	(4,688,668)
El Paso Corp.	(296,000)	(4,522,880)
Fifth Third Bancorp	(60,000)	(2,455,800)
Graco, Inc.	(55,800)	(2,210,796)

Harley-Davidson, Inc.	(64,500)	(4,545,315)
Healthways, Inc. (a)	(10,000)	(477,100)
LandAmerica Financial	(14,100)	(889,851)
Longs Drug Stores Corp.	(47,800)	(2,025,764)
Panera Bread Co. (a)	(83,000)	(4,640,530)
Patterson-UTI Energy, Inc.	(133,081)	(3,091,472)
Polaris Industries, Inc.	(20,000)	(936,600)
Semiconductor HOLDRs Trust	(43,700)	(1,472,690)
Southern Copper Corp.	(45,300)	(2,441,217)
SunTrust Banks, Inc.	(50,000)	(4,222,500)
Thor Industries, Inc.	(27,600)	(1,214,124)
Tidewater Inc.	(30,000)	(1,450,800)
Timken Co.	(82,300)	(2,401,514)
Toro Co.	(44,700)	(2,084,361)
United States Steel Corp.	(13,800)	(1,009,332)

Total Securities Sold Short (Proceeds $80,376,991)		$(81,861,954)

ADR	American Depository Receipt

(a)	Non Income Producing Security

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2006, these securities had total value of $29,635,672 or 2.96% of total net assets.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors.
As of December 31, 2006, these securities had total value of $46,514,750 or 4.65% of total net assets.

^	Floating or variable rate security - rate disclosed as of December 31, 2006. Maturity date represents the next reset date.

*	Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of December 31, 2006

Gross appreciation (excess of value over tax cost)	47,871,296
Gross depreciation (excess of tax cost over value)	(26,575,623)
Net unrealized appreciation	21,295,673
Cost of investments for income tax purposes	1,484,974,813

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1.  Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 12% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional

12% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2006 was as follows:

CALL OPTIONS WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of
September 30, 2006	29,957	$9,546,854
Positions opened	4,000	1,438,205
Options expired	—	—
Options closed	(17,500)	(7,354,763)
Options split	—	—

Outstanding, December 31, 2006	16,457	$3,630,296
Market Value, December 31, 2006		($5,045,490)

PUT OPTIONS WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of
September 30, 2006	1,500	$340,744
Positions opened	—	—
Options expired	—	—
Options closed	(1,500)	(340,744)
Options split	—	—

Outstanding, December 31, 2006	—	$—
Market Value, December 31, 2006		$—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 1, 2007